REVENUE - Summary of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 30,541	$ 25,972	$ 59,756	$ 52,664
Performance marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	24,219	20,776	47,592	42,537
Subscription and content syndication
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	1,946	1,712	3,905	3,575
Advertising and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 4,376	$ 3,484	$ 8,259	$ 6,552